SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES - Prefunded convertible notes (Details) - Prefunded convertible notes	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Maturity term of notes	2 years
Rate of interest compound per annum for first year	20.00%
Rate of interest compound per annum for second year	15.00%